Defined Contribution Plan (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Defined Contribution Plan 1	100.00%
Defined Contribution Plan 2	3.00%
Defined Contribution Plan 3	50.00%
Defined Contribution Plan 4	5.00%
Defined Contribution Plan 5	$ 62,000
Defined Contribution Plan 6	$ 46,000